Organization and Description of Business (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	0 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended		3 Months Ended	1 Months Ended
	Mar. 24, 2014	Mar. 31, 2014	Jun. 30, 2014	Sep. 30, 2014	Jun. 30, 2013	Mar. 31, 2014 Common stock	Jun. 30, 2014 Common stock	Mar. 31, 2014 Preferred stock	Mar. 31, 2014 Initial Public Offering	Mar. 31, 2014 Initial Public Offering	Mar. 31, 2014 Existing shareholders
Organization and Description of Business
Reverse stock split ratio on common stock		0.67
Initial public offering
Number of shares of common stock issued and sold							5,367		5,367		2,735
Public offering price (in dollars per share)		$ 17.00
Net proceeds after deducting underwriting discounts and commissions and other offering expenses			$ 81,927				$ 6		$ 81,927
Underwriting discounts and commissions									6,387
Other offering expenses									$ 2,925
Number of shares issued on conversion of outstanding redeemable convertible preferred stock	11,933						11,933			11,933
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001	$ 0.001				$ 0.001	$ 0.001
Authorized common shares upon filing of revised certificate of incorporation						155,000
Authorized preferred shares upon filing of revised certificate of incorporation								5,000